SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Software | Minimum
INTANGIBLE ASSETS, NET
Useful life of intangible assets	3 years
Software | Maximum
INTANGIBLE ASSETS, NET
Useful life of intangible assets	10 years
Technology | Minimum
INTANGIBLE ASSETS, NET
Useful life of intangible assets	3 years
Technology | Maximum
INTANGIBLE ASSETS, NET
Useful life of intangible assets	5 years
Land-use rights
INTANGIBLE ASSETS, NET
Useful life of intangible assets	50 years